Income Taxes	12 Months Ended
Jun. 30, 2012
Income taxes [Abstract]
Income taxes
12.	Income Taxes:

At June 30, 2012, the Company has unused tax loss carry forwards in the United States of $31,619,622 (2011 - $22,595,854, 2010 - $17,769,298) expiring between the years 2019 and 2032 which are available to reduce taxable income and unused capital loss carry forwards of $2,156,659 (2011 - $nil, 2010 - $nil) expiring in year 2015 which are available to reduce taxable capital gains. As at June 30, 2012 the Company has unused tax loss carry forwards in Canada of $6,369,054 (2011 - $6,643,964, 2010 - $nil) expiring between 2013 and 2032 which are available to reduce taxable income.  As at June 30, 2012 the Company has unused tax loss carry forwards in Mexico and Peru of $30,829,351 (2011 - $29,837,310, 2010 - $24,633,228) which are available to reduce taxable income. The tax effects of the significant components within the Company's deferred tax asset (liability) at June 30, 2012 are as follows:

	2012	2011	2010
United States
Loss carry forwards	10,750,672	6,778,756	5,330,789
Capital loss carry forwards	733,264	-	-
Other	407,381	343,168	(154,964)
Mineral properties	1,248,312	1,299,948	-
Property, plant and equipment	(16,554)	(25,207)	27
Canada
Loss carry forwards	1,592,263	1,660,991	-
Other	2,825	7,469	-
Property, plant and equipment	56,837	63,961	-
Mexico
Loss carry forwards	8,632,218	7,053,872	5,774,229
Property, plant and equipment	97,768	76,997	56,134
Peru
Loss carry forwards	-	1,393,473	1,203,263

Valuation allowance	(23,504,986)	(18,653,428)	(12,209,478)

Net deferred tax asset	-	-	-

The income tax expense differs from the amounts computed by applying statutory tax to pre-tax losses as a result of the following:

	2012	2011	2010

Loss before income taxes	(12,091,608)	(28,450,536)	(5,351,958)
Statutory tax rate	34%	30%	30%
Expected recovery at statutory tax rate	(4,111,147)	(8,535,161)	(1,605,587)
Adjustments to benefits resulting from:

Impact of lower tax rate in subsidiaries	524,715	112,345	106,980
Permanent differences	(1,119,555)	-	-
Terminal loss on disposal of asset	(145,571)	5,738,239	(1,509,157)
Valuation allowance	4,851,558	2,684,577	3,007,764

Provision for income taxes	-	-	-

The potential tax benefits of net operating and capital losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating or capital losses carried forward in future years.

Accounting for uncertainty for Income Tax

Income taxes are determined using assets and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

Effective July 1, 2009, the Company adopted the interpretation for accounting for uncertainty in income taxes which was an interpretation of the accounting standard accounting for income taxes. This interpretation created a single model to address accounting for uncertainty in tax positions. This interpretation clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements.

As at June 30, 2012 and 2011, the Company's consolidated balance sheets did not reflect a liability for uncertain tax positions, nor any accrued penalties or interest associated with income tax uncertainties. The Company is subject to income taxation at the federal and state levels. The Company is subject to US federal tax examinations for the tax years 2008 through 2011. Loss carryforwards generated or utilized in years earlier than 2008 are also subject to examination and adjustment. The Company has no income tax examinations in process.